COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 5, 2013, one of our subsidiaries, Southcross Marketing Company Ltd., filed suit in a District Court of Dallas County against Formosa Hydrocarbons Company, Inc. (“Formosa”).  The lawsuit sought recoveries of losses that we believe our subsidiary experienced as a result of the failure of Formosa to perform certain obligations under the gas processing and sales contract between the parties.  Formosa filed a response generally denying our claims and, later, Formosa filed a counterclaim against our subsidiary claiming our subsidiary breached the gas processing and sales contract and a related agreement between the parties for the supply by Formosa of residue gas to a third party on behalf of our subsidiary.  After a bench trial held in January 2015, on February 5, 2015, the judge ruled that Formosa breached certain of its obligations under the gas processing and sales contract and that our subsidiary breached an obligation under each of the gas processing and sales contract and the related residue gas agreement.  The amount of damages awarded to our subsidiary was in excess of the damages awarded to Formosa. Rather than wait for the judge to award attorneys’ fees for each party as to the claims on which it prevailed, the parties have reached an agreement as to the appropriate award of attorneys’ fees. The amount of attorneys’ fees to be paid to our subsidiary is in excess of the attorneys’ fees to be paid to Formosa. Our subsidiary has filed a motion for reconsideration regarding a claim that was dismissed before trial through summary judgment. Formosa has filed its own motion for reconsideration regarding the amount of damages awarded to our subsidiary on one of its claims. Even if Formosa is successful in its request to reduce the damages awarded to our subsidiary, the amount of damages awarded to our subsidiary would still be in excess of the damages awarded to Formosa. A hearing has been scheduled for June 5, 2015 on both parties’ motions. No judgment will be entered until the judge has made a ruling on these motions. Regardless of how the judge rules on these motions, the judgment is not expected to have a material impact on our results of operations, cash flows or financial condition. With the filing of this motion, we now expect a final judgment to be entered in the third quarter of 2015, which may be extended or appealed.

From time to time, we are party to certain legal or administrative proceedings that arise in the ordinary course and are incidental to our business. For example, during periods when we are expanding our operations through the development of new pipelines or the construction of new plants, we may become involved in disputes with landowners that are in close proximity to our activities. While we are currently involved in several such proceedings and disputes, our management believes that none of such proceedings or disputes will have a material adverse effect on our results of operations, cash flows or financial condition. However, future events or circumstances, currently unknown to management, will determine whether the resolution of any litigation or claims ultimately will have a material effect on our results of operations, cash flows or financial condition in any future reporting periods.

Regulatory Compliance

In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on our results of operations, cash flows or financial condition.

Leases

Capital Leases

We have auto leases that are classified as capital leases. The termination dates of the lease agreements vary from 2015 to 2019. We recorded amortization expense related to the capital leases of $0.1 million for each of the three months ended March 31, 2015 and 2014. Capital leases entered into during the three months ended March 31, 2015 and 2014 were $0.2 million and $0.3 million, respectively. The capital lease obligation amounts included on the balance sheets were as follows (in thousands):

	March 31, 2015	December 31, 2014
Other current liabilities	$451	$455
Other non-current liabilities	649	578
Total	$1,100	$1,033

Operating Leases

We maintain operating leases in the ordinary course of our business activities. These leases include those for office and other operating facilities and equipment. The termination dates of the lease agreements vary from 2015 to 2025. Expenses associated with operating leases, which are recorded in operations and maintenance expenses and general and administrative expenses in our statements of operations, were $1.2 million and $0.3 million for the three months ended March 31, 2015 and 2014, respectively.

Purchase Commitments

At March 31, 2015, we had commitments of approximately $18.3 million for purchases of material and equipment related to our capital projects, primarily related to the purchase of pipelines and compressors for our various capital expansion projects. We have other planned capital projects that are discretionary in nature, with no substantial contractual capital commitments made in advance of the actual expenditures.

COMMITMENTS AND CONTINGENT LIABILITIES
Legal Matters
On March 5, 2013, one of our subsidiaries, Southcross Marketing Company Ltd., filed suit in a District Court of Dallas County against Formosa Hydrocarbons Company, Inc. (“Formosa”).  The lawsuit sought recoveries of losses that we believe our subsidiary experienced as a result of the failure of Formosa to perform certain obligations under the gas processing and sales contract between the parties.  Formosa filed a response generally denying our claims and, later, Formosa filed a counterclaim against our subsidiary claiming our affiliate breached the gas processing and sales contract and a related agreement between the parties for the supply by Formosa of residue gas to a third party on behalf of our subsidiary.  After a bench trial held in January 2015, on February 5, 2015, the judge ruled that Formosa breached certain of its obligations under the gas processing and sales contract and that our subsidiary breached an obligation under each of the gas processing and sales contract and the related residue gas agreement.  The amount of damages awarded to our subsidiary was in excess of the damages awarded to Formosa. However, the ultimate amount to be recovered by our subsidiary will not be finalized until the judge awards attorneys’ fees, if any.  Until that issue is resolved, a judgment will not be entered and, as a result, we do not know the ultimate financial outcome of the lawsuit.  Regardless of the attorneys’ fee issue, the judgment is not expected to have a material impact on our results of operations, cash flows or financial condition.  We currently expect a final judgment to be entered in the second quarter of 2015, which may be appealed.

From time to time, we are party to certain legal or administrative proceedings that arise in the ordinary course and are incidental to our business. For example, during periods when we are expanding our operations through the development of new pipelines or the construction of new plants, we may become involved in disputes with landowners that are in close proximity to our activities. While we are currently involved in several such proceedings and disputes, our management believes that none of such proceedings or disputes will have a material adverse effect on our results of operations, cash flows or financial condition. However, future events or circumstances, currently unknown to management, will determine whether the resolution of any litigation or claims ultimately will have a material effect on our results of operations, cash flows or financial condition in any future reporting periods.
Regulatory Compliance
In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on our results of operations, cash flows or financial condition.
Leases
Capital Leases

We have auto leases classified as capital leases. The termination dates of the lease agreements vary from 2014 to 2018. We recorded amortization expense related to the capital leases of $0.6 million and $0.5 million for the year ended December 31, 2014 and 2013, respectively. Capital leases entered into during the year ended December 31, 2014 and 2013 were $0.7 million and $1.4 million, respectively. The capital lease obligation amounts included on the balance sheets were as follows (in thousands):

	December 31, 2014	December 31, 2013
Other current liabilities	$455	$481
Other non-current liabilities	578	427
Total	$1,033	$908

Operating Leases
We maintain operating leases in the ordinary course of our business activities. These leases include those for office and other operating facilities and equipment. The termination dates of the lease agreements vary from 2014 to 2025. Expenses associated with operating leases, recorded in operations and maintenance expenses and general and administrative expenses in our statements of operations, were $1.5 million, $1.5 million and $2.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Future Minimum Lease Payments
Future minimum annual rental commitments under our capital and operating leases at December 31, 2014 were as follows (in thousands):

Years Ending December 31,	Capital Leases	Operating Leases
2015	$468	$1,170
2016	283	1,156
2017	212	1,122
2018	95	1,055
2019	3	1,080
Thereafter	—	$5,775
Total future payments	1,061	$11,358
Less: Imputed interest	$(35)
Future lease payments	$1,026

Purchase Commitments
At December 31, 2014, we had commitments of approximately $17.9 million for purchases of material and equipment related to our capital projects, primarily the construction of the Webb Pipeline. We have other planned capital projects that are discretionary in nature, with no substantial contractual capital commitments made in advance of the actual expenditures.